Long-Term Deposits, Equipment Prepayments, Other and Commitments	12 Months Ended
Dec. 31, 2021
Long Term Deposits And Advance Payments On Equipment [Abstract]
LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS, OTHER AND COMMITMENTS

NOTE 11: LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS, OTHER AND COMMITMENTS

	December 31,	December 31,
	2021	2020
VAT receivable*	$2,067	$—
Security deposits for energy, insurance and rent	1,555	942
Equipment prepayments	83,059	31
	$86,681	$973

*	See note 19d for further details to the Company’s foreign currency risk on VAT receivable in Argentine Pesos.

The Company has deposits on BVVE and electrical components in the amount of $83,059, mainly for outstanding orders placed consisting of 48,000 Whatsminer miners with expected delivery in 2022. The Company is exposed to counterparty risk through the significant deposits it places with suppliers of mining hardware to secure orders and delivery dates. The risk of a supplier failing to meet its contractual obligations may result in late deliveries or long-term deposits and equipment prepayments that are not realized. The Company attempts to mitigate this risk by procuring mining hardware from the larger more established suppliers and with whom the company has existing relationships and knowledge of their reputation in the market.

The Company’s remaining payment obligations in connection with the 48,000 unit purchase agreement and an additional purchase agreement for 1,200 Antminer miners are outlined below:

December 31,
2021
Three months ending March 31, 2022	$45,642
Three months ending June 30, 2022	44,239
Three months ending September 30, 2022	28,391
Three months ending December 31, 2022	13,890
$132,162

The Company will require additional sources of financing to meet the payment obligations included in the table above. As described in Note 1, if the Company were unable to obtain such financing, or the Bitcoin price and network difficulty were adversely impacted, then the Company may have difficulty meeting its payment obligations. If the Company were unable to meet its payment obligations, there could result in the loss of equipment prepayments and deposits paid by the Company under the purchase agreements and remedial legal measures taken against the Company which may include damages and forced continuance of the contractual arrangement. Under these circumstances, the Company’s growth plans and ongoing operations could be adversely impacted.

The Company also entered into one ten-year lease agreement for a future facility in Quebec, with monthly payments totaling $64 ($81,500 CAD) which is expected to commence the first quarter of 2022.